S000009877 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	6.91%	2.59%			9.51%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	6.66%	2.37%			9.28%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.09%	0.40%			6.51%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	1.67%			6.91%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.73%	2.49%	9.20%	[1]
Performance Inception Date			Feb. 24, 2017
Class I | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.66%	[1]	14.82%
Performance Inception Date			Feb. 24, 2017
Class I | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.01%	[1]	9.57%
Performance Inception Date			Feb. 24, 2017

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.